Acquisitions and Disposals - Summary of Net Assets Acquired and Total Payment for Acquisition (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Business Combination [Line Items]
Intangible assets	€ 859
Other non-current assets	45
Trade and other receivables	25
Other current assets	45
Non-current liabilities	(134)
Current liabilities	(25)
Net assets acquired	815	€ 2,423	€ 929
Non-controllinginterest	(17)	(50)
Goodwill	17,341	16,881
Exchange rate gain/ (loss) on cash flow hedges	(100)	51	14
Cash consideration	1,172
Deferred consideration	22
Total consideration	1,194	4,963	2,083
Subsidiaries [member]
Disclosure of Detailed Information about Business Combination [Line Items]
Goodwill	€ 496	€ 2,539	€ 1,140